SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
The following table includes supplemental cash flow information, including noncash investing and financing activity for the years ended December 31, 2022 and 2021:

	2022	2021
Cash paid for interest	$49,377	$12,075
Fair value of 1,048,718 Class B common stock issued in the Freedom Transaction	$26,511	$—
Cash paid for taxes, net	$6,581	$—
The following table provides a reconciliation of cash and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same amounts shown in the accompanying consolidated statements of cash flows as of December 31, 2022 and 2021:

	2022	2021
Cash and cash equivalents	$46,762	$46,458
Restricted cash (1)	10,000	3,000
Total cash, cash equivalents, and restricted cash	$56,762	$49,458

(1)Amounts included in restricted cash are primarily comprised of the deposits required under the Company’s various floorplan lines of credit and RumbleOn Finance line of credit.